DIVIDENDS	12 Months Ended
Dec. 31, 2012
DIVIDENDS
DIVIDENDS

13.                   DIVIDENDS

In April 2005, Beijing Blue IT, the Company’s variable interest entity, declared a cash dividend of RMB2,600,000 to its then equity owners. RMB400,000, RMB2,070,000 and RMB130,000 were subsequently paid during the year ended December 31, 2008, 2009 and 2012, respectively.